Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (4,745,708)	$ (9,583,338)	$ (21,596,628)	$ (23,917,353)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	4,418,471	4,274,212	8,664,778	7,337,893
Amortization of right of use assets, net	111,892	430,545
Interest and amortization of debt discount	823,663	2,147,302	2,839,749	5,364,703
Loss on conversion of debt				14,213,480
Gain on settlement of non-convertible notes payable and advances		(1,013,796)		(1,056,962)
(Gain) loss on asset	4,191	49,188
Impairments on equipment				439,086
Stock based compensation		100,000	100,000	823,500
Warrants issued for services				3,004,909
Equity issued for warrant inducement				3,029,927
(Gain)/Loss on extinguishment			(980,769)	16,351,827
Change in fair value of derivative liability				(48,314,949)
Changes in operating assets and liabilities:
Due to related parties	1,308,752	566,874	(200,403)	(1,685,205)
Inventories	(952,537)	1,751,450	648,739	(2,689,254)
Accounts receivable	(567,463)	(959,813)	137,466	(745,477)
Prepaid expenses	(677,821)	(411,312)	396,889	(687,194)
Security deposit
Accounts payable and accrued expenses	1,103,561	(267,563)	1,216,097	(969,383)
Accrued payroll and related expenses	226,680	472,405	3,047,932	(156,582)
Principal payments made on operating lease liability	(105,547)	(485,981)
Net cash provided by (used in) operating activities	948,134	(2,929,827)	(5,975,441)	(17,254,723)
Cash flows from investing activities:
Purchases of property and equipment	(65,000)	(781,651)
Proceeds from disposal of property and equipment	90,000	152,000	1,133,787
Net cash provided by (used in) investing activities	25,000	(629,651)	(934,299)	(15,921,990)
Cash flows from financing activities:
Bank overdrafts	(162,443)	(184,053)	(68,555)	112,933
Proceeds from sale of common stock and warrants		9,143,806	10,478,606	40,369,115
Cash received for shares in abeyance		1,334,800
Proceeds from warrant exercises				2,834,741
Repayment of convertible notes		(2,300,000)		(1,497,083)
Repayment of non-convertible notes payable	(1,091,467)	(1,719,614)	(2,841,012)	(2,910,193)
Repayment of non-convertible notes payable - Related party			(2,300,000)	(4,008,057)
Proceeds from factoring				2,843,950
Repayments of factoring				(3,538,388)
Net cash provided by (used in) financing activities	(1,253,910)	6,274,939	5,269,039	34,207,018
Net (decrease) increase in cash	(280,776)	2,715,461	(1,640,701)	1,030,305
Cash, beginning of period	935,763	2,576,464	2,576,464	1,546,159
Cash, end of period	654,987	5,291,925	935,763	2,576,464
Supplemental disclosures of cash flow information:
Cash paid during period for interest	32,000	386,931	798,994	365,000
Cash paid during period for taxes
Supplemental disclosure of non-cash investing and financing activities:
Equipment purchased by issuance of non-convertible notes payable	153,400	6,127,989	6,127,989
Non-convertible notes settled with disposal of property		3,302,469	3,302,469
Reclassification of related party note to due to related parties			2,300,000
Deemed dividend for exercise price reduction of warrants			2,999,964	23,953,940
Deemed dividend for conversion price reduction of warrants		2,999,964		52,574,896
Exchange of related party notes to Series D Preferred				10,000,000
Common shares issued for cashless exchange of warrants		$ 55	329	11,807
Rounding for reverse split			1,490	156
Increase in right of use assets and operating lease liabilities				1,070,298
Common shares issued upon conversion of Series Z Preferred				1,333
Legal fees paid out of warrant exercise				139,955
Assets purchased adjusted from Accounts Receivable				137,500
Common shares issued upon conversion of convertible notes and accrued interest				2,890,818
Land purchase with issuance of Series A-1 Preferred				3,300,084
Land Purchased with deed of trust notes				11,699,916
Related Party [Member]
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization of right of use assets, net				324,608
(Gain) loss on asset				12,338,550
Changes in operating assets and liabilities:
Principal payments made on operating lease liability				(83,430)
Cash flows from investing activities:
Purchases of property and equipment				(3,582,181)
Nonrelated Party [Member]
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization of right of use assets, net			552,613
(Gain) loss on asset			(202,466)
Changes in operating assets and liabilities:
Principal payments made on operating lease liability			(599,438)	(177,417)
Cash flows from investing activities:
Purchases of property and equipment			$ (2,068,086)	$ (12,339,809)